Stockholders Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stockholders Equity
Number of shares Warrant outstanding beginning balance	631	669
Number of shares Warrants Granted	1,192,727	0
Number of shares Warrants Forfeited	(721,500)	(38)
Number of shares Warrant outstanding ending balance	471,858	631
Weighted average exercise price per Share outstanding beginning balance	$ 480.00	$ 1,439.20
Weighted average exercise price per Share Granted		0
Weighted average exercise price per Share Forfeited		0
Weighted average exercise price per Share outstanding ending balance	$ 7.04	$ 480.00
Weighted average life years per Share outstanding beginning balance	1 year 10 months 24 days	2 years 9 months 14 days
Weighted average life years per Share outstanding ending balance	4 years 9 months 29 days	1 year 10 months 24 days